Jacob Internet Fund
Schedule of Investments (+)
November 30, 2020 (Unaudited)

Shares			Value
		COMMON STOCKS - 97.6%
		Blank Checks - 4.4%
72,000		Insu Acquisition Corp II - Class A *	$921,600
240,000		Triterras, Inc. - Class A *^	2,858,400
			3,780,000
		Business Services - 12.6%
512,000		Castlight Health, Inc. - Class B *	645,120
203,275		OptimizeRx Corp. *	5,370,525
43,675		Zillow Group, Inc. - Class C *	4,708,602
			10,724,247
		Calculating and Accounting Machines (No Electronic Computers) - 1.6%
158,100		USA Technologies, Inc. *	1,343,850
		Catalog & Mail - Order Houses - 2.4%
7,800		Alibaba Group Holding Ltd. - ADR *^	2,054,208
		Communications Equipment - 2.6%
318,540		Powerfleet, Inc. *	2,191,555
		Computer Peripheral Equipment - 3.5%
230,911		Immersion Corp. *	1,976,598
24,300		Impinj, Inc. *	1,015,497
			2,992,095
		Computer Programming, Data Processing, Etc. - 22.1%
1,800		Alphabet, Inc. - Class C *	3,169,332
7,600		Facebook, Inc. - Class A *	2,104,972
15,000		MongoDB, Inc. - Class A *	4,309,650
190,000		SVMK, Inc. *	4,043,200
17,000		Tencent Holdings Ltd. (HK) (a)	1,239,261
84,317		Twitter, Inc. *	3,921,584
			18,787,999
		Direct Mail Advertising Services - 4.3%
237,817		SharpSpring, Inc. *	3,690,920
		Miscellaneous Amusement & Recreation - 1.7%
28,000		DraftKings, Inc. - Class A *	1,466,080
		Offices & Clinics of Doctors of Medicine - 1.2%
5,199		Teladoc Health, Inc. *	1,033,405
		Patent Owners & Lessors - 11.1%
209,096		Digital Turbine, Inc. *	9,405,138
		Personal Services - 2.8%
75,200		Yelp, Inc. - Class A *	2,401,888
		Prepackaged Software - 19.9%
179,079		Inspired Entertainment, Inc. *	1,190,875
230,000		Qumu Corp. *	1,115,500
34,000		Square, Inc. - Class A *	7,172,640
28,500		Tabula Rasa HealthCare, Inc. *	982,110
20,200		Twilio, Inc. - Class A *	6,465,818
			16,926,944
		Radio, Television, and Publishers' Advertising Representatives - 1.6%
72,800		Yext, Inc. *	1,383,928
		Real Estate - 1.5%
584,681		Leju Holdings Ltd. - ADR *^	1,292,145
		Security Brokers, Dealers, and Flotation Companies - 2.1%
1,385,000		Voyager Digital Ltd. *	1,752,302
		Semiconductors and Related Devices - 1.1%
24,300		CEVA, Inc. *	954,504
		State Commercial Banks - 1.1%
37,988		First Internet Bancorp	971,733
		TOTAL COMMON STOCKS (Cost $37,632,163)	83,152,941
		MONEY MARKET FUND - 2.7%
		Other Investment Pools and Funds - 2.7%
2,321,399		First American Government Obligations Fund - Class X, 0.05% (b)	2,321,399
		TOTAL MONEY MARKET FUND (Cost $2,321,399)	2,321,399
		TOTAL INVESTMENTS (Cost $39,953,562) - 100.3%	85,474,340
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(249,696)
		TOTAL NET ASSETS - 100.0%	$85,224,644

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 2 security.
	(b)	7-day yield.
	ADR	American Depositary Receipt.
	(HK)	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of November 30, 2020:

	Level 1	Level 2		Level 3	Total
Common Stocks
Computer Programming, Data Processing, Etc.	$17,548,738	$1,239,261	(a)	$-	$18,787,999
Prepackaged Software	16,926,944	-		-	16,926,944
Business Services	10,724,247	-		-	10,724,247
Patent Owners & Lessors	9,405,138	-		-	9,405,138
Blank Checks	3,780,000	-		-	3,780,000
Direct Mail Advertising Services	3,690,920	-		-	3,690,920
Computer Peripheral Equipment	2,992,095	-		-	2,992,095
Personal Services	2,401,888	-		-	2,401,888
Communications Equipment	2,191,555	-		-	2,191,555
Catalog & Mail - Order Houses	2,054,208	-		-	2,054,208
Security Brokers, Dealers, and Flotation Companies	1,752,302	-		-	1,752,302
Miscellaneous Amusement & Recreation	1,466,080	-		-	1,466,080
Radio, Television, and Publishers' Advertising Representatives	1,383,928	-		-	1,383,928
Calculating and Accounting Machines (No Electronic Computers)	1,343,850	-		-	1,343,850
Real Estate	1,292,145	-		-	1,292,145
Offices & Clinics of Doctors of Medicine	1,033,405	-		-	1,033,405
State Commercial Banks	971,733	-		-	971,733
Semiconductors and Related Devices	954,504	-		-	954,504
Total Common Stocks	81,913,680	1,239,261		-	83,152,941

Short Term Investment
Money Market Fund	2,321,399	-		-	2,321,399

Total Investments in Securities	$84,235,079	$1,239,261		$-	$85,474,340

(a) Certain non-U.S. dollar demoninated securities use systematic fair valuation.